Document and Entity Information	Nov. 15, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2019
Entity Registrant Name	BRISTOL-MYERS SQUIBB COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	001-01136
Entity Tax Identification Number	22-0790350
Entity Address, Address Line One	430 East 29th Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	546-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000014272
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.10 Par Value
Trading Symbol	BMY
Security Exchange Name	NYSE
1.000% Notes due 2025 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.000% Notes due 2025
Trading Symbol	BMY 25
Security Exchange Name	NYSE
1.750% Notes due 2035 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.750% Notes due 2035
Trading Symbol	BMY 35
Security Exchange Name	NYSE